SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS
NOTE 32 – SUBSEQUENT EVENTS

The Company evaluated transactions occurring after December 31, 2018 in accordance to IAS 10 ‘Events after the reporting period’.

32.1 Acquisition of Avanxo

On January 17, 2019, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”) with the shareholders of Avanxo (Bermuda) Limited (“Avanxo”), pursuant to which the Company agreed to purchase all of Avanxo’s share capital subject to the terms and conditions set forth in the Purchase Agreement. Avanxo is a cloud consulting and implementation company headquartered in Bermuda, with operations in Brazil, Mexico, Colombia, Peru, Argentina and the United States.

The Agreement contains customary representations, warranties, covenants, indemnities and conditions to closing, including non-objection to the Acquisition by the Colombian antitrust authority (Superintendencia de Industria y Comercio). The transaction closed on February 1, 2019.

Under the terms of the Purchase Agreement, the total consideration payable by the Company to Avanxo’s shareholders, assuming a debt-free and cash-free balance sheet, is $48,557. Such purchase price may be subject to a working capital adjustment, reduction for uncollected accounts receivables and the amounts of the Earn-Out Payments (as defined below) that become due and payable.

•	Up-front payment: On February 1, 2019, the Company paid an aggregate consideration of 40,939 to the seller.

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Earn-out payments: the remaining amount of 7,618 will be payable in two installments, at the end of each of the years ending December 31, 2019 and 2020, and is subject to upwards or downwards adjustment based on Avanxo’s achievement of specified revenue, gross margin and operating margin targets for each of the years ending December 31, 2019 and 2020 (the “Earn Out Payments”) that apply only to certain sellers.

At the Company's sole option, the Company will be entitled to pay a portion of the Total Consideration through the issuance and delivery of common shares, as follows: (i) up to $865,323 of the amount payable on the closing of the Acquisition and (ii) at the time of payment of any Earn Out Payments, up to 25% of such Earn Out Payment. The number of common shares that may be issued and delivered to Avanxo´s selling shareholders will be determined based on the volume weighted average trading price for the 60 calendar day period prior to closing of each share subscription. Common shares issued pursuant to the exercise of this option will be subject to a 12-month lock-up period. These common shares are expected to be issued in reliance on the exemption from registration provided by Regulation S under the Securities Act of 1933, as amended.

As of the date of issuance of these consolidated financial statements due to the recent of this acquisition, the accounting for this acquisition is incomplete; hence, pursuant the guidance in paragraph B66 of IFRS 3, the Company has not included in this footnote the following disclosures as required by such standard, as follows:

•	Fair value of the total consideration transferred since the Company has not completed the fair value analysis of the consideration transferred as of the date of issuance of these financial statements.

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The amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed, the total amount of goodwill (including a qualitative description of the factors that make up the goodwill recognized and the amount of goodwill that will be deducted for tax purposes) and other intangibles, as applicable.

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The gross contractual amounts of the acquired receivables, and the best estimate at the acquisition date of the contractual cash flows not expected to be collected. For each contingent liability to be recognized, if any, an estimate of its financial effect, an indication of the uncertainties relating to the amount or timing of any outflow and the possibility of any reimbursement, and the reasons why the liability cannot be measured reliably, if applicable.

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The amount of revenues and profit or loss of the acquired subsidiary since the acquisition date, and the amount of revenues and profit or loss of the combined entity as if the acquisition has been made at the beginning of the reporting period, since the acquired subsidiary did not have available financial information prepared under IFRS at the acquisition date. The preparation of this information under IFRS has not been completed as of the date of issuance of these financial statements.

32.2 Loan agreement with Wolox

On January 4, 2019 ("issuance date"), Globant España S.A. and Wolox, LLC (Wolox), agreed into a convertible promissory note purchase agreement whereby Globant España S.A. provides financing facility for 1,800.  Interest on the entire outstanding principal balance is computed at an annual rate equal to Libor plus 2%. Wolox shall repay the loan in full within 18 months from the date as of the issuance date. Globant España S.A has the right to convert any portion of the outstanding principal into fully paid and nonassessable membership interest of Wolox.